Key Management Transactions (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2022
Key Management Transactions
Gross proceeds from raised through non-brokered private placements	$ 0.8	$ 0.4